Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Aug. 06, 2025 shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses		¥ 11,696		¥ 1,996	¥ 931
Consideration		5,000
Contract liabilities		39,240		940		$ 5,611
Revenue recognized				467	3,734
Deposit requirement		¥ 200
Residual value rate		5.00%				5.00%
Employee benefits amounted		¥ 1,363		1,243	1,480
Share-based compensation grant | shares		5,950,000	5,950,000
Limitations Underpayment Taxes		¥ 100,000	$ 14,300
Unrecognized tax benefits
Class B Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Share-based compensation grant | shares	5,950,000
Channel One [Member]
Summary of Significant Accounting Policies [Line Items]
Revenues generated gross		61,349		51,962	199,525
Channel Two [Member]
Summary of Significant Accounting Policies [Line Items]
Revenues generated gross		742,839		497,078	229,541
Sales of Products [Member]
Summary of Significant Accounting Policies [Line Items]
Revenues generated gross		323,739		272,438	117,654
Revenues generated net				¥ 123	¥ 4,709
Value added tax rate		9.00%	9.00%
Retail [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax rate		13.00%	13.00%
Service [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax rate		6.00%	6.00%
Mimus Technology (Hangzhou) Co., Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity interest		2.50%				2.50%
US [Member]
Summary of Significant Accounting Policies [Line Items]
Translated rate		0.01				0.01
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Translated rate		0.069931				0.069931